ACQUISITION OF TOWERTHREE WIRELESS DEL ECUADOR SA	12 Months Ended
Dec. 31, 2021
Disclosure Of Business Combinations [abstract]
ACQUISITION OF TOWERTHREE WIRELESS DEL ECUADOR SA

8. ACQUISITION OF TOWERTHREE WIRELESS DEL ECUADOR SA

On September 20, 2021, the Company entered into a Share Transfer Agreement with the sole shareholder of Towerthree Wireless Del Ecuador SA ("T3 Ecuador") to acquire a 90% ownership interest. Since its incorporation in 2019, T3 Ecuador had minimal operations and held preliminary agreements with certain municipalities where the cities offices provided T3 Ecuador with a list of public spaces that T3 Ecuador are authorized to build towers on. In consideration for the 90% ownership interest, the Company paid $920 (US$720). The Company determined that T3 Ecuador did not meet the IFRS 3, Business Combinations ("IFRS 3"), definition of a business as the acquired set of activities and assets did not include a substantive process or any outputs.

As the transaction was determined to be outside the scope of IFRS 3, it was accounted for as an asset acquisition and the cost of the acquisition was allocated to the group of assets acquired and liabilities assumed on the basis of their relative fair values at the acquisition date. The net assets acquired in the acquisition of T3 Ecuador relating to the 90% ownership interest is summarized as follows:

Fair value of T3 Ecuador net assets acquired	$
Cash	1,296
Taxes receivable	9,012
Property and equipment	74,067
Intangible asset	1,624
Accounts payable	(399)
Loans from related parties	(84,680)
Total fair value of T3 Ecuador net assets acquired	920

As the transaction was determined to be an asset acquisition, and the Company acquired 90% ownership interest, the Company recognized non-controlling interest equal to the 10% non-controlling proportionate share of the net assets acquired and liabilities assumed of $78.

As at December 31, 2021, the Company completed an impairment analysis in accordance with IAS 36 Impairment of Assets, and determined that there is no recoverable amount relating to the intangible asset. As a result, the Company recognized impairment of $1,624.